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                   THE DIRECTOR CHOICE (SERIES III AND IIIR)
                           SEPARATE ACCOUNT TWO
                      HARTFORD LIFE INSURANCE COMPANY

                           FILE NO. 333-101923



     SUPPLEMENT DATED OCTOBER 31, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

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           SUPPLEMENT DATED OCTOBER 31, 2005 TO YOUR PROSPECTUS



ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO -- OBJECTIVE CHANGE

On November 15, 2005, stockholders of the series of AllianceBernstein Variable Products Series Fund, Inc. will vote on a change in the investment objective for the AllianceBernstein VP Growth and Income Portfolio. If approved, effective November 15, 2005, under the section entitled "The Funds," the paragraph describing the investment objective of AllianceBernstein VP Growth and Income Portfolio is deleted and replaced with the following:

         AllianceBernstein VP Growth and Income Portfolio - Seeks long-term growth of capital.




THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5307